FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                -----------------

Check here if Amendment [x ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinker Capital, Inc.
Address: 1055 Westlakes Drive, Suite 250, Berwyn PA 19312

Form 13F File Number: 28-_14331___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian Ferko
        ------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  610 407 5406
        ------------------------

Signature, Place, and Date of Signing:

/s/ Brian Ferko                 Berwyn, PA              August 10, 2012
--------------------------------------------------------------------------------
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      _________ ________________________________________________
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         None
                                           ------------

Form 13F Information Table Entry Total:    126
                                           ------------

Form 13F Information Table Value Total:    $493,145
                                           ------------
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Form 13F File Number Name


      ____ 28-________________________ ______________________________________

      [Repeat as necessary.]

                                                                                                                   Voting Authority
                                                                    VALUE            Sh/ Put/ Invstmt    Other
Name of Issuer                         Title of Class    Cusip      (x$1000)  SHARES Prn Call Discretion Managers  Sole  Shared None
3M COMPANY                             Common            88579Y101      890     9935 Sh       Sole                   9935
ACCENTURE PLC IRELAND - CLASS A        Common            G1151C101      243     4049 Sh       Sole                   4049
ADOBE SYSTEMS INC                      Common            00724F101      251     7764 Sh       Sole                   7764
ALASKA AIR GROUP INC                   Common            011659109    1,205    33576 Sh       Sole                  33576
ALTERA CORPORATION                     Common            021441100      223     6615 Sh       Sole                   6615
AMERICAN EXPRESS COMPANY               Common            025816109    1,073    18442 Sh       Sole                  18442
ANALOG DEVICES INC                     Common            032654105      242     6426 Sh       Sole                   6426
APOLLO GROUP INC CL A                  Common            037604105      263     7282 Sh       Sole                   7282
APPLE COMPUTER INC                     Common            037833100    1,084     1857 Sh       Sole                   1857
ASMLD HOLDINGS NV NY                   Common            N07059186      269     5247 Sh       Sole                   5247
ASTRA ZENECA PLC ADR                   ADR               046353108      256     5721 Sh       Sole                   5721
AT&T INC                               Common            00206R102      403    11302 Sh       Sole                  11302
AVAGO TECHNOLOGIES LTD      SHS        Common            Y0486S104      256     7151 Sh       Sole                   7151
AVALONBAY CMNTYS INC                   Common            053484101      213     1510 Sh       Sole                   1510
BANK OF AMERICA CORP                   Common            060505104      114    14007 Sh       Sole                  14007
BAXTER INTERNATIONAL INC               Common            071813109      243     4576 Sh       Sole                   4576
BERKSHIRE HATHAWAY CL B                Common            084670702    5,879    70562 Sh       Sole                  70562
BIOGEN IDEC INC                        Common            09062X103      260     1801 Sh       Sole                   1801
CAPITAL ONE FINL CORP                  Common            14040H105      257     4706 Sh       Sole                   4706
CAPSTEAD MORTGAGE CORP                 Common            14067E506   13,263   953503 Sh       Sole                 953503
CARDINAL HEALTH INC                    Common            14149Y108      249     5933 Sh       Sole                   5933
CENTURYTEL INC                         Common            156700106    1,091    27645 Sh       Sole                  27645
CGI GROUP INC CL A SUB VTG SHS         Common            39945C109      283    11819 Sh       Sole                  11819
CHECK POINT SOFTWARE TECH              Order             M22465104      206     4167 Sh       Sole                   4167
CHINA MOBILE HONG KONG LTD             ADR               16941M109      467     8555 Sh       Sole                   8555
CITIGROUP INC                          Common            172967424      615    22448 Sh       Sole                  22448
CLIFFS NATURAL RESOURCES INC           Common            18683K101      277     5622 Sh       Sole                   5622
COACH INC                              Common            189754104      206     3532 Sh       Sole                   3532
COLGATE-PALMOLIVE CO                   Common            194162103      253     2434 Sh       Sole                   2434
CREDIT SUISSE CUSHING 30 MLP ETN       ETN               22542D852    5,724   247057 Sh       Sole                 247057
CRESTWOOD MIDSTREAM PRTNERS COM
  UNITS REPS                           Common Units Reps 226372100      693    26807 Sh       Sole                  26807
DISH NETWORK CORPORATION               Common            25470M109      234     8197 Sh       Sole                   8197
DOLLAR TREE INC                        Common            256746108      270     5029 Sh       Sole                   5029
DWS MUN INCOME TR           COM        Common            23338M106      402    27980 Sh       Sole                  27980
EATON VANCE BUY-WRITE INCOME           Common            27828X100      937    69722 Sh       Sole                  69722
EBAY INC                               Common            278642103      590    14049 Sh       Sole                  14049
ENSCO PLC          SHS CLASS A         SH Class A        G3157S106      446     9500 Sh       Sole                   9500
EXPRESS SCRIPTS HOLDING COMPANY        Common            30219G108      254     4560 Sh       Sole                   4560
EXXON MOBIL CORP                       Common            30231G102      256     2996 Sh       Sole                   2996
FIFTH STREET FINANCE CORP              Common            31678A103      462    46391 Sh       Sole                  46391
FORD MOTOR CO                          Common            345370860    2,266   236338 Sh       Sole                 236338
FOSTER WHEELER AGR                     Common            H27178104      629    36456 Sh       Sole                  36456
GANNETT CO INC                         Common            364730101    7,747   525935 Sh       Sole                 525935
GENERAL ELECTRIC COMPANY               Common            369604103      764    36694 Sh       Sole                  36694
GILEAD SCIENCES INC                    Common            375558103      250     4877 Sh       Sole                   4877
GOLDMAN SACHS GROUP INC                Common            38141G104      215     2243 Sh       Sole                   2243
GOOGLE INC CL A                        Common            38259P508      230      398 Sh       Sole                    398
GUGGENHEIM/BEACON SPIN-OFF ETF         ETF               18383M605   12,050   452743 Sh       Sole                 452743
GUGGENHEIM/RAYMOND JAMES SB1 ETF       ETF               18383M613   10,943   497835 Sh       Sole                 497835
GUGGENHEIM/SABRIENT INSIDER ETF        ETF               18383M209   10,896   333745 Sh       Sole                 333745
HEALTH CARE REIT INC                   Common            42217K106      564     9683 Sh       Sole                   9683
HEWLETT-PACKARD COMPANY                Common            428236103      221    10998 Sh       Sole                  10998
INTERCONTINENTALEXCHANGE INC           Common            45865V100      310     2287 Sh       Sole                   2287
INTERNATIONAL BUSINESS MACHINE         Common            459200101      642     3283 Sh       Sole                   3283
ISHARES 20+ YR TREASURY ETF            ETF               464287432    1,756    14032 Sh       Sole                  14032
ISHARES BARCLAYS TIPS ETF              ETF               464287176      784     6550 Sh       Sole                   6550
ISHARES GOLD TRUST ETF                 ETF               464285105   18,297  1175941 Sh       Sole                1175941
ISHARES IBOXX INVT GRADE CORP BD FD    ETF               464287242    1,644    13988 Sh       Sole                  13988
ISHARES INC          MSCI THAILAND     ETF               464286624    1,410    20420 Sh       Sole                  20420
ISHARES INC BRAZIL INDEX FD            ETF               464286400    4,898    94757 Sh       Sole                  94757
ISHARES INC MSCI GERMANY               ETF               464286806    2,173   109763 Sh       Sole                 109763
ISHARES INC MSCI UTD KINGDM            ETF               464286699    3,231   198354 Sh       Sole                 198354
ISHARES LEHMAN 1-3 YEAR TREASURY BOND  ETF               464287457      420     4984 Sh       Sole                   4984
ISHARES LEHMAN SHORT TREASURY BOND     ETF               464288679      406     3690 Sh       Sole                   3690
ISHARES MSCI CANADA ETF                ETF               464286509    9,012   348786 Sh       Sole                 348786
ISHARES MSCI CHILE ETF                 ETF               464286640   18,627   302942 Sh       Sole                 302942
ISHARES MSCI JAPAN ETF                 ETF               464286848    3,357   356842 Sh       Sole                 356842
ISHARES MSCI TURKEY ETF                ETF               464286715    8,763   167425 Sh       Sole                 167425
ISHARES TR DJ US REAL EST              ETF               464287739      579     9071 Sh       Sole                   9071
ISHARES TR INDEX      DJ OIL EQUIP     ETF               464288844      471    10197 Sh       Sole                  10197
ISHARES TR RUSSELL 1000 GROWTH         ETF               464287614   17,817   281796 Sh       Sole                 281796
ISHARES TR S&P LTN AM 40               ETF               464287390    1,242    29974 Sh       Sole                  29974
J.P. MORGAN CHASE & CO                 Common            46625H100      754    21119 Sh       Sole                  21119
JOY GLOBAL INC                         Common            481165108      203     3591 Sh       Sole                   3591
JPMORGAN ALERIAN MLP INDEX ETN         ETN               46625H365   10,218   263636 Sh       Sole                 263636
KOHLS CORP                             Common            500255104      233     5132 Sh       Sole                   5132
LINCOLN NATL CORP IND                  Common            534187109      430    19668 Sh       Sole                  19668
LORILLARD INC                          Common            544147101      254     1925 Sh       Sole                   1925
MATTEL INCORPORATED                    Common            577081102      254     7831 Sh       Sole                   7831
MC DONALDS CORP                        Common            580135101      244     2767 Sh       Sole                   2767
MCGRAW-HILL COMPANIES INC              Common            580645109      241     5375 Sh       Sole                   5375
MCKESSON HBOC INC.                     Common            58155Q103      260     2777 Sh       Sole                   2777
MICROSOFT CORP                         Common            594918104      246     8043 Sh       Sole                   8043
MOODYS CORP                            Common            615369105      230     6318 Sh       Sole                   6318
MYLAN LABS INC                         Common            628530107      600    28105 Sh       Sole                  28105
NEUBERGER BERMAN INTER MUNI COM        Common            64124P101      539    32040 Sh       Sole                  32040
NEWS CORP CL A                         CL A              65248E104    5,853   262596 Sh       Sole                 262596
NORDSTROM INC                          Common            655664100      233     4692 Sh       Sole                   4692
ODYSSEY MARINE EXPLORATION             Common            676118102   20,239  5433423 Sh       Sole                5433423
ORACLE CORPORATION                     Common            68389X105    1,177    39655 Sh       Sole                  39655
PHILIP MORRIS INTL INC                 Common            718172109      251     2883 Sh       Sole                   2883
PHILLIPS 66                            Common            718546104   12,981   390531 Sh       Sole                 390531
PROSHARES SHORT MSCI EAFE ETF          ETF               74347R370   45,583   936768 Sh       Sole                 936768
PROSHARES SHORT MSCI EM ETF            ETF               74347R396   26,941   868250 Sh       Sole                 868250
PROSHARES SHORT QQQ                    ETF               74347R602   32,332  1215515 Sh       Sole                1215515
PROSHARES SHORT R2000 ETF              ETF               74347R826   36,126  1360176 Sh       Sole                1360176
PRUDENTIAL FINL INC                    Common            744320102    5,533   114251 Sh       Sole                 114251
ROGERS COMMUNICATIONS INC              Common            775109200      237     6572 Sh       Sole                   6572
SALLY BEAUTY HLDGS INC                 Common            79546E104      652    25359 Sh       Sole                  25359
SCHLUMBERGER LTD                       Common            806857108      319     4915 Sh       Sole                   4915
SEADRILL LIMITED            SHS        SHS               G7945E105    1,025    28881 Sh       Sole                  28881
SECTOR SPDR SHS BEN INT-BAS            ETF               81369Y100      495    14041 Sh       Sole                  14041
SPDR BARCLAYS HIGH YIELD BOND ETF      ETF               78464A417      551    13980 Sh       Sole                  13980
SPDR INDEX SHS FDS     INTL HLTH ETF   ETF               78463X681    1,923    59788 Sh       Sole                  59788
SPDR INDEX SHS FDS DJWS INTL REAL      ETF               78463X863    1,981    53876 Sh       Sole                  53876
SPDR KBW BANK ETF                      ETF               78464A797    5,808   263544 Sh       Sole                 263544
SPDR S&P DIVIDEND ETF                  ETF               78464A763      976    17544 Sh       Sole                  17544
SPDR S&P INTL DIVIDEND                 ETF               78463X772      715    16082 Sh       Sole                  16082
SPDR S&P MIDCAP 400 ETF TR
  UTSER1 S&PDCRP                       ETF               78467Y107    2,691    15710 Sh       Sole                  15710
SPDR TECHNOLOGY ETF                    ETF               81369Y803    7,983   277937 Sh       Sole                 277937
SPDR TR UNIT SER 1                     ETF               78462F103    4,562    33525 Sh       Sole                  33525
STATE STR CORP                         Common            857477103      876    19630 Sh       Sole                  19630
SUPERIOR ENERGY SVCS INC               Common            868157108      503    24866 Sh       Sole                  24866
TECK CORP B                            CL B              878742204      217     7029 Sh       Sole                   7029
TELLABS INC                            Common            879664100    1,211   363701 Sh       Sole                 363701
TIMKEN CO                              Common            887389104      648    14168 Sh       Sole                  14168
TJX COS INC NEW                        Common            872540109      253     5898 Sh       Sole                   5898
UNITED CONTINENTAL HOLDINGS            Common            910047109    6,460   265522 Sh       Sole                 265522
UNITED TECHNOLOGIES CORP               Common            913017109      236     3128 Sh       Sole                   3128
VANGUARD EMERGING MKTS ETF             ETF               922042858   25,355   634991 Sh       Sole                 634991
VANGUARD TOTAL BOND MARKET ETF         ETF               921937835   12,202   144614 Sh       Sole                 144614
VANGUARD TOTAL STOCK MKT ETF           ETF               922908769   29,045   416728 Sh       Sole                 416728
VIMPELCOM LTD        SPONSORED ADR     ADR               92719A106      135    16741 Sh       Sole                  16741
WATERS CORP                            Common            941848103      232     2922 Sh       Sole                   2922
WELLS FARGO NEW                        Common            949746101      261     7831 Sh       Sole                   7831
WEYERHAEUSER CO                        Common            962166104      222     9944 Sh       Sole                   9944